Stockholders' Equity - Summary of Appropriated Reserves (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Capital reserves	R$ 285	R$ 285		R$ 285
Revenue reserves	13,195	12,214		3,158
Total reserves at parent company	13,480	12,499	R$ 3,443	3,443
Premium on subscription of shares [Member]
Disclosure of reserves within equity [line items]
Capital reserves	284	284		284
Reserves from tax incentives, restatement of equity securities and other [Member]
Disclosure of reserves within equity [line items]
Capital reserves	1	1		1
Legal [Member]
Disclosure of reserves within equity [line items]
Revenue reserves	9,989	8,892		7,838
Statutory [Member]
Disclosure of reserves within equity [line items]
Revenue reserves	(2,775)	589		1,132
Corporate reorganizations [member]
Disclosure of reserves within equity [line items]
Revenue reserves	(11,517)	(10,925)		(10,862)
Special revenue reserves [member]
Disclosure of reserves within equity [line items]
Revenue reserves	R$ 17,498	R$ 13,658		R$ 5,050